Cover Page	6 Months Ended
Sep. 30, 2019
Cover [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP, INC.
Current Fiscal Year End Date	--03-31
Entity Central Index Key	0000067088